SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Jul. 31, 2015
Accounting Policies [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	July 31, 2015	July 31, 2014
Deferred tax liability:
Deferred tax asset	$-	$-
Net Operating Loss Carryforward	62,568	13,278
Valuation allowance	(62,568)	(13,278)
New deferred tax asset
Net deferred tax liabilities	$-	$-

	July 31, 2015	July 31, 2014
Federal
Current	-	-
Deferred	-	-

State and Local
Current	-	-
Deferred	-	-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company's income tax expense differed from the statutory rates (federal 34% and state 6.9%) as follows:

	July 31, 2015	July 31, 2014
Expected tax expense (benefit) - Federal	$(44,776)	$(14,316)
Expected tax expense (benefit) - State	(9,760)	(3,121)
Non-deductible expenses	5,248	4,159
Change in valuation allowance	49,288	13,278
Actual tax expense (benefit)	$-	$-

Gross deferred tax assets:
Net operating loss carryforwards	$62,568	$13,278
Total deferred tax assets	62,568	13,278
Less: valuation allowance	(62,568)	(13,278)
Net deferred tax asset recorded	$-	$-